Schedule of Warrant Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants
Number of Shares, Warrants Outstanding Beginning	353,250
Weighted Average Exercise Price Outstanding Beginning	2.40
Weighted Average Remaining Contractual Life Warrants Outstanding, Beginning	10 months 6 days
Number of Shares, Warrants Exercisable Beginning	353,250
Weighted Average Exercise Price Exercisable Beginning	2.40
Weighted Average Remaining Contractual Life Warrants Exercisable, Beginning	10 months 6 days
Aggregate Intrinsic Value Exercisable, Beginning
Number of Shares, Warrants Granted	1,286,500	0	0
Weighted Average Exercise Price Granted
Number of Shares, Warrants Forfeited or Expired
Weighted Average Exercise Price Forfeited or Expired
Number of Shares, Warrants Outstanding Ending	1,639,750	353,250
Weighted Average Exercise Price Outstanding Ending	2.09	2.40
Weighted Average Remaining Contractual Life Warrants Outstanding, Ending	2 years 4 months 20 days
Number of Shares, Warrants Exercisable Ending	1,639,750	353,250
Weighted Average Exercise Price Exercisable Ending	2.09	2.40
Weighted Average Remaining Contractual Life Warrants Exercisable, Ending	2 years 4 months 20 days
Aggregate Intrinsic Value Exercisable, Ending	$ 8,467,388